Business Combinations (Details) (USD $)	3 Months Ended								12 Months Ended			0 Months Ended							1 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Jan. 02, 2014	Feb. 01, 2014	Feb. 02, 2014	Jun. 03, 2014	Aug. 01, 2014	Dec. 31, 2012	May 29, 2013	Sep. 30, 2013
Business Acquisition [Line Items]
Goodwill, Purchase Accounting Adjustments									$ (1,100,000)
Net Sales	1,043,100,000	633,000,000	438,000,000	297,000,000	291,700,000	257,300,000	248,200,000	236,900,000	2,411,100,000	1,034,100,000	958,900,000
Operating Income (Loss)									(207,700,000)	107,800,000	139,100,000
Pro forma net sales									3,965,200,000	3,874,700,000	1,143,600,000
Pro forma net earnings available to common stockholders									(329,900,000)	11,000,000	42,300,000
Pro forma basic earnings per share									$ (8.31)	$ 0.34	$ 1.23
Pro forma diluted earnings per share									$ (8.31)	$ 0.33	$ 1.23
Goodwill	2,886,700,000				1,489,700,000				2,886,700,000	1,489,700,000	1,366,600,000								1,489,700,000
Dakota Growers [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross												370,000,000
Business Combination, Consideration Transferred												366,200,000
Business Combinations, Purchase Price Adjustment, Net Working Capital Settlement									6,500,000
Net Sales									190,700,000
Operating Income (Loss)									4,400,000
Cash and cash equivalents	2,900,000								2,900,000
Restricted cash	0								0
Receivables	25,300,000								25,300,000
Income tax receivable	0								0
Inventories	43,400,000								43,400,000
Deferred income taxes	300,000								300,000
Prepaid expenses and other current assets	400,000								400,000
Property	86,000,000								86,000,000
Goodwill	160,500,000								160,500,000
Other intangible assets	150,000,000								150,000,000
Other assets	1,000,000								1,000,000
Current portion of long-term debt	0								0
Accounts payable	(5,600,000)								(5,600,000)
Other current liabilities	(25,700,000)								(25,700,000)
Long-term debt	0								0
Deferred income taxes	(78,400,000)								(78,400,000)
Other liabilities	(200,000)								(200,000)
Total acquisition cost	359,900,000								359,900,000
Dymatize [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross													380,000,000
Business Combination, Consideration Transferred													392,500,000
Business Combinations, Purchase Price Adjustment, Net Working Capital Settlement									6,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	17,500,000								17,500,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability									4,700,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount	106,400,000								106,400,000
Net Sales									124,100,000
Operating Income (Loss)									(13,700,000)
Cash and cash equivalents	1,800,000								1,800,000
Restricted cash	0								0
Receivables	22,700,000								22,700,000
Income tax receivable	0								0
Inventories	41,000,000								41,000,000
Deferred income taxes	3,000,000								3,000,000
Prepaid expenses and other current assets	700,000								700,000
Property	15,700,000								15,700,000
Goodwill	104,100,000								104,100,000
Other intangible assets	257,900,000								257,900,000
Other assets	100,000								100,000
Current portion of long-term debt	0								0
Accounts payable	(17,700,000)								(17,700,000)
Other current liabilities	(7,900,000)								(7,900,000)
Long-term debt	0								0
Deferred income taxes	(29,500,000)								(29,500,000)
Other liabilities	0								0
Total acquisition cost	391,900,000								391,900,000
Golden Boy [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross														320,000,000
Business Combination, Consideration Transferred														321,100,000
Business Combinations, Purchase Price Adjustment, Net Working Capital Settlement									2,100,000
Net Sales									186,700,000
Operating Income (Loss)									10,400,000
Cash and cash equivalents	0								0
Restricted cash	0								0
Receivables	16,400,000								16,400,000
Income tax receivable	0								0
Inventories	29,800,000								29,800,000
Deferred income taxes	0								0
Prepaid expenses and other current assets	700,000								700,000
Property	10,500,000								10,500,000
Goodwill	154,100,000								154,100,000
Other intangible assets	131,500,000								131,500,000
Other assets	0								0
Current portion of long-term debt	0								0
Accounts payable	(10,300,000)								(10,300,000)
Other current liabilities	(8,400,000)								(8,400,000)
Long-term debt	0								0
Deferred income taxes	(33,800,000)								(33,800,000)
Other liabilities	(2,100,000)								(2,100,000)
Total acquisition cost	288,400,000								288,400,000
Michael Foods [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross															2,450,000,000
Business Combination, Consideration Transferred															2,539,100,000
Business Combinations, Purchase Price Adjustment, Net Working Capital Settlement									10,000,000
Business Combination, Subsequent Consideration Transferred									50,000,000
Cash and cash equivalents	69,100,000								69,100,000
Restricted cash	3,400,000								3,400,000
Receivables	155,200,000								155,200,000
Income tax receivable	62,500,000								62,500,000
Inventories	175,700,000								175,700,000
Deferred income taxes	2,100,000								2,100,000
Prepaid expenses and other current assets	7,500,000								7,500,000
Property	328,300,000								328,300,000
Goodwill	1,186,700,000								1,186,700,000
Other intangible assets	1,344,300,000								1,344,300,000
Other assets	8,000,000								8,000,000
Current portion of long-term debt	(3,700,000)								(3,700,000)
Accounts payable	(109,000,000)								(109,000,000)
Other current liabilities	(79,500,000)								(79,500,000)
Long-term debt	(8,400,000)								(8,400,000)
Deferred income taxes	(555,400,000)								(555,400,000)
Other liabilities	(9,500,000)								(9,500,000)
Total acquisition cost	2,577,300,000								2,577,300,000
Oh's Brand [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred																20,400,000
Inventories	400,000								400,000
Goodwill	5,600,000								5,600,000
Attune Foods, Inc. [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross																	9,200,000
Cash and cash equivalents	0								0
Receivables	500,000								500,000
Inventories	2,600,000								2,600,000
Deferred income taxes	0								0
Prepaid expenses and other current assets	100,000								100,000
Property	100,000								100,000
Goodwill	3,600,000								3,600,000
Other intangible assets	3,800,000								3,800,000
Accounts payable	(1,300,000)								(1,300,000)
Other current liabilities	(200,000)								(200,000)
Deferred income taxes	0								0
Other liabilities	0								0
Total acquisition cost	9,200,000								9,200,000
Assets of Hearthside Food Solutions [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross																		159,900,000
Cash and cash equivalents	0								0
Receivables	5,500,000								5,500,000
Inventories	6,300,000								6,300,000
Deferred income taxes	0								0
Prepaid expenses and other current assets	200,000								200,000
Property	15,600,000								15,600,000
Goodwill	71,500,000								71,500,000
Other intangible assets	63,500,000								63,500,000
Accounts payable	(2,100,000)								(2,100,000)
Other current liabilities	(300,000)								(300,000)
Deferred income taxes	(300,000)								(300,000)
Other liabilities	0								0
Total acquisition cost	159,900,000								159,900,000
Premier Nutrition Corporation [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross																			186,000,000
Net Sales									169,200,000
Operating Income (Loss)									11,900,000
Cash and cash equivalents	2,100,000								2,100,000
Receivables	11,300,000								11,300,000
Inventories	23,900,000								23,900,000
Deferred income taxes	6,900,000								6,900,000
Prepaid expenses and other current assets	2,800,000								2,800,000
Property	700,000								700,000
Goodwill	47,200,000								47,200,000
Other intangible assets	112,600,000								112,600,000
Accounts payable	(15,600,000)								(15,600,000)
Other current liabilities	(2,400,000)								(2,400,000)
Deferred income taxes	(2,800,000)								(2,800,000)
Other liabilities	(700,000)								(700,000)
Total acquisition cost	186,000,000								186,000,000
Trademarks [Member] | Dakota Growers [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									22,800,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									18 years 11 months
Trademarks [Member] | Dymatize [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									121,100,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									20 years
Trademarks [Member] | Golden Boy [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									28,900,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									20 years
Trademarks [Member] | Michael Foods [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									217,700,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									19 years 3 months 19 days
Trademarks [Member] | Oh's Brand [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									2,600,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									10 years
Customer Relationships [Member] | Dakota Growers [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									127,200,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									12 years 6 months
Customer Relationships [Member] | Dymatize [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									136,800,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									18 years
Customer Relationships [Member] | Golden Boy [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									82,600,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									11 years
Customer Relationships [Member] | Michael Foods [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									1,126,600,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									20 years
Customer Relationships [Member] | Oh's Brand [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									11,800,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									20 years
Other Intangible Assets [Member] | Golden Boy [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									20,000,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									11 years
Net Working Capital Adjustment [Member] | Premier Nutrition Corporation [Member]
Business Acquisition [Line Items]
Goodwill, Purchase Accounting Adjustments									100,000
Deferred Tax Asset [Domain] | Premier Nutrition Corporation [Member]
Business Acquisition [Line Items]
Goodwill, Purchase Accounting Adjustments									1,200,000
Scenario, Previously Reported [Member] | Dymatize [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	5,400,000								5,400,000
Scenario, Actual [Member] | Dymatize [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	$ 700,000								$ 700,000